DERIVATIVE INSTRUMENTS AND HEDGE ACCOUNTING (Details Textual) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Nov. 02, 2016 USD ($)	Dec. 21, 2015 USD ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Other financial liabilities				$ 103.0		$ 47.0
Hedging instrument, liabilities	$ 13,464	$ 43,436		4.5	[1]
Hedging instrument, assets	55,261	128,479		$ 18.5	[1]
Reclassification adjustments on cash flow hedges, net of tax	(26,846)	$ 5,037	$ (16,542)
Intra group liability [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Gains (losses) on exchange differences of intra group liability	$ 73,705
Foreign investment hedging [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, liabilities							$ 500.0
Bottom of range [member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Percentage of hedging effectiveness	80.00%			80.00%
Top of range [member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Percentage of hedging effectiveness	125.00%			125.00%
Leasing Bogota Panama [Member] | Foreign investment hedging [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, liabilities								$ 500.0
Hedges of net investment in foreign operations [member] | Leasing Bogota Panama [Member] | Foreign investment hedging [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Bonds issued designated as hedging instruments				$ 2,067.0		$ 2,074.0
Cash flow hedges [member] | Banco de Bogota [Member]
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Hedging instrument, assets							$ 500.0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.